Stock Options, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits And Share Based Compensation [Abstract]
January 1, 2016, Options Outstanding	7,519,727
Options granted, Options Outstanding	971,328	595,229	592,551
Options exercised, Options Outstanding	2,149,753
Options expired, Options Outstanding	404,146
December 31, 2016	5,937,156	7,519,727
Options exercisable, Options Outstanding	4,174,351
Options expected to vest, Options outstanding	1,762,805
January 1, 2016, Weighted Average Exercise Price	$ 17.11
Options granted, Weighted Average Exercise Price	11.62
Options exercised, weighted average exercise price	10.53
Options expired, Weighted Average Exercise Price	27.77
December 31, 2016, Weighted Average Exercise Price	17.86	$ 17.11
Options exercisable, Weighted Average Exercise Price	20.35
Options expected to vest, Weighted Average Exercise Price	$ 11.98
December 31, 2016, Weighted Average Remaining Contractual Term (Years)	3 years 6 months
Options exercisable, Weighted Average Remaining Contractual Term (years)	2 years 9 months
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5 years 4 months
December 31, 2016, Aggregate Intrinsic Value (thousands)	$ 28,052
Options exercisable, Aggregate Intrinsic Value (thousands)	13,900
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 14,152